15. Property and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Capitalized borrowing costs	R$ 15	R$ 26
Borrowing costs eligible for capitalization rate	150.67%	136.11%
Effective interest rate	3.96%	6.06%
Cost of goods and services sold	R$ 232	R$ 120